Exchange Of Preferred Stock	6 Months Ended
Jun. 30, 2011
Exchange Of Preferred Stock
Exchange Of Preferred Stock

Note 13. Exchange of Preferred Stock

On February 6, 2010, the Company issued 379,956 shares of its common stock to an institutional shareholder in exchange for the shareholder's delivery to the Company of 126,572 shares of the Company's outstanding $2.4375 convertible exchangeable preferred stock, Series 1 ("Series 1 shares"). The shareholder approached the Company with the proposed exchange transaction and the final terms of the exchange were determined by arms-length negotiation between the parties. A portion of the common stock issued by the Company in the exchange was in addition to the number of shares that were calculable under the exchange provisions of the Series 1 preferred stock designation of rights in the Company's articles of incorporation. This portion was accounted for by the Company in 2010 as an in-kind dividend, the fair value of which is $570,000. The Series 1 shares received by the Company in the exchange constitute authorized but unissued shares of preferred stock of the Company.